United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments

Federated Intermediate Municipal Trust

Portfolio of Investments

February 28, 2009 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--99.7%
		Alabama--3.3%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	$1,017,870
1,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System, Inc.), 11/15/2020	756,180
4,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series A), 5.00% (Baptist Health System, Inc.), 11/15/2014	3,491,280
3,080,000		Mobile County, AL, UT GO Refunding Warrants, 5.25%, 8/1/2017	3,440,021
		TOTAL	8,705,351
		Alaska--0.8%
25,000		Alaska State Housing Finance Corp., Revenue Bonds (Series A), 4.00% (MBIA Insurance Corp. INS), 6/1/2012	26,160
1,000,000		Alaska State Sport Fishing, Revenue Bonds, 4.25% (CIFG Assurance NA INS)/(Original Issue Yield: 4.29%), 4/1/2015	1,050,620
1,000,000		Alaska State Sport Fishing, Revenue Bonds, 4.375% (CIFG Assurance NA INS), 4/1/2016	1,054,840
		TOTAL	2,131,620
		Arizona--4.7%
1,000,000		Arizona Health Facilities Authority, (Series 2007 B), 1.52% (Phoenix Children's Hospital), 2/2/2015	791,250
750,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019	744,690
500,000		Arizona Health Facilities Authority, Revenue Bonds (Series D), 5.00% (Banner Health)/ (Original Issue Yield: 5.30%), 1/1/2026	457,320
600,000		Mesa, AZ Street and Highway, Revenue Bonds, 5.25% (FSA INS), 7/1/2023	669,738
1,000,000		Mesa, AZ Street and Highway, Revenue Bonds, 6.25% (MBIA Insurance Corp. INS), 7/1/2012	1,134,710
1,000,000		Mesa, AZ Street and Highway, Revenue Bonds, 6.25% (United States Treasury PRF 7/1/2011@100), 7/1/2013	1,113,670
1,140,000		Pima County, AZ IDA, Revenue Bonds (Series A), 5.125% (American Charter School Foundation)/(Original Issue Yield: 5.20%), 7/1/2015	1,017,621
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00%, 1/1/2021	1,081,510
2,000,000		Tempe, AZ IDA, Excise Tax Revenue Bonds, 5.25% (AMBAC INS), 7/1/2017	2,205,540
1,000,000		Tempe, AZ Transportation Excise, Revenue Bonds, 4.75% (Original Issue Yield: 4.84%), 7/1/2038	945,510
2,000,000		Tucson, AZ Street & Highway, Revenue Bonds (Series 1994-E), 6.75% (MBIA Insurance Corp. INS), 7/1/2013	2,356,820
		TOTAL	12,518,379
		Arkansas--0.9%
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	850,740
535,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	531,977
1,000,000		University of Arkansas, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 3/1/2016	1,122,920
		TOTAL	2,505,637
		California--7.3%
290,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	287,433
1,335,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2005F), 5.00%, 5/1/2022	1,387,092
500,000		California State Department of Water Resources, Revenue Bonds (Series AE), 5.00% (Central Valley Project), 12/1/2022	535,310
1,000,000		California State Department of Water Resources, Revenue Bonds (Series AE), 5.00% (Central Valley Project), 12/1/2028	1,012,500
1,000,000		California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2021	1,082,740
1,020,000		California State Public Works Board, Refunding Revenue Bonds, 5.25% (FGIC INS and MBIA Insurance Corp. INS), 11/1/2019	1,057,577
3,000,000		California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2016	3,197,520
750,000		Chaffey, CA Community College District, UT GO Bonds (Series C)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 4.47%), 6/1/2016	583,132
1,375,000		La Canada, CA USD, UT GO (Series A), 5.50% (MBIA Insurance Corp. INS), 8/1/2024	1,466,602
3,000,000		Los Angeles, CA USD, UT GO Bonds (Series 2009I), 5.00%, 7/1/2021	3,143,040
1,675,000		Placentia-Yorba Linda, CA USD, UT GO Bonds (Series B), 5.375% (MBIA Insurance Corp. INS), 8/1/2022	1,774,579
2,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	1,468,060
250,000		Sacramento County, CA Sanitation Districts Financing Authority, Revenue Bonds (Series A), 6.00%, 12/1/2015	269,125
2,000,000		Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2019	2,170,620
		TOTAL	19,435,330
		Colorado--2.0%
15,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	15,302
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	964,110
1,000,000		Douglas County, CO School District, UT GO Bonds, 5.75% (FGIC INS and MBIA Insurance Corp. INS), 12/15/2021	1,106,160
1,500,000		Platte River, CO Power Authority, Power Revenue Bonds (Series 2009HH), 5.00%, 6/1/2021	1,627,905
1,465,000		Summit County, CO School District No. RE1, UT GO Refunding Bonds, 5.75% (FSA INS), 12/1/2012	1,613,844
		TOTAL	5,327,321
		Connecticut--1.6%
3,685,000		Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2016	4,239,482
65,000		Connecticut State, UT GO Refunding Bonds (Series B), 5.00% (MBIA Insurance Corp. INS), 12/1/2015	72,996
		TOTAL	4,312,478
		District of Columbia--0.7%
470,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	484,222
1,405,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	1,451,604
		TOTAL	1,935,826
		Florida--3.3%
65,000		Florida State Board of Education Capital Outlay, UT GO Bonds (Series B), 4.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.76%), 6/1/2016	65,886
2,000,000		Florida State Board of Education, UT GO Bonds (Series 2006C), 5.00%, 6/1/2022	2,107,620
2,135,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,308,746
185,000		Pembroke Pines, FL, UT GO Bonds, 4.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.10%), 9/1/2015	196,272
250,000		Pembroke Pines, FL, UT GO Bonds, 4.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.15%), 9/1/2016	265,432
2,630,000		Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2019	2,840,032
1,010,000		Volusia County, FL School District, COPs (Series A), 5.00% (FSA INS)/( 8/1/2015@100), 8/1/2019	1,058,440
		TOTAL	8,842,428
		Georgia--3.7%
1,400,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	1,441,860
4,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2020	4,338,280
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,005,860
2,000,000		Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 5.25%, 1/1/2018	2,172,160
		TOTAL	9,958,160
		Illinois--5.9%
15,000		Bourbonnais IL Sewage Revenue, Revenue Bonds, 5.75% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 6.05%), 12/1/2020	16,152
2,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2007D), 5.00% (FSA INS), 12/1/2021	2,068,100
500,000		Chicago, IL Metropolitan Water Reclamation District, UT GO Capital Improvement Bonds, 7.25% (Escrowed In Treasuries COL), 12/1/2012	600,935
1,000,000		Chicago, IL O'Hare International Airport, Revenue Bonds (Series A), 4.00% (FSA INS), 1/1/2015	1,039,600
2,000,000		Chicago, IL, UT GO Bonds (Series 2008A), 5.00%, 1/1/2019	2,150,740
25,000		Cook County, IL High School District No. 225, UT GO Refunding Bonds, 4.25% (United States Treasury PRF 12/1/2013@100), 12/1/2015	27,694
25,000		Cook County, IL High School District No. 230, UT GO Bonds, 4.80% (United States Treasury PRF 12/1/2009@100)/(Original Issue Yield: 4.88%), 12/1/2014	25,741
50,000		Dekalb County, IL Community Unit School District No. 428, UT GO Bonds, 4.70% (FGIC INS and MBIA Insurance Corp. INS)/(Original Issue Yield: 4.80%), 1/1/2010	50,114
50,000		Du Page County, IL Community Unit School District No. 200, UT GO Refunding Bonds (Series A), 5.00% (FSA INS), 12/1/2012	54,036
25,000		Du Page County, IL School District No. 041, UT GO Refunding Bonds, 5.00% (FSA INS), 2/1/2015	28,090
1,000,000		Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,024,450
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds (Series A), 4.125% TOBs (Art Institute of Chicago), Mandatory Tender 3/1/2013	1,035,470
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (University of Chicago), 7/1/2019	1,098,580
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2021	2,004,340
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2023	975,640
200,000		Illinois Finance Authority, Revenue Bonds, 4.75% (Local Government PG-Metropolis), 12/1/2010	201,070
250,000		Illinois Finance Authority, Revenue Bonds, 5.00% (Local Government PG-Metropolis), 12/1/2011	249,807
275,000		Illinois Finance Authority, Revenue Bonds, 5.00% (Local Government PG-Metropolis), 12/1/2012	271,626
275,000		Illinois Finance Authority, Revenue Bonds, 5.00% (Local Government PG-Metropolis), 12/1/2013	268,532
300,000		Illinois Finance Authority, Revenue Bonds, 5.00% (Local Government PG-Metropolis), 12/1/2014	288,189
855,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	837,832
300,000		Illinois State, UT GO Bonds, 5.875% (FGIC and MBIA Insurance Corp. INS)/(Original Issue Yield: 5.95%), 10/1/2017	306,846
350,000		Kane & Du Page Counties, IL Community USD No. 303, UT GO Bonds (Series A), 5.50% (United States Treasury PRF), 1/1/2014	387,905
340,000		Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	353,206
65,000		Northwest Suburban Water Agency, IL, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2013	72,041
50,000		Regional Transportation Authority, IL, Revenue Bonds (Series A), 5.75% (MBIA Insurance Corp. INS), 7/1/2015	58,391
90,000		Schaumburg, IL, UT GO Bonds (Series C), 5.00% (FSA INS)/(Original Issue Yield: 5.05%), 12/1/2009	93,042
35,000		Southwestern Illinois Development Authority, Revenue Bonds, 5.00% (FSA INS), 12/1/2022	36,315
10,000		St. Clair County IL High School, UT GO Bonds, 4.45% (AMBAC INS)/(Original Issue Yield: 4.50%), 10/1/2011	10,126
40,000		St. Clair County IL High School, UT GO Bonds, 4.45% (United States Treasury PRF)/(Original Issue Yield: 4.50%), 10/1/2011	40,883
		TOTAL	15,675,493
		Indiana--2.4%
500,000		Ball State University, IN, Student Fee Revenue Bonds (Series N), 4.00% (FSA INS), 7/1/2015	528,085
500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	489,485
500,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series B), 5.00% (Clarian Health Obligated Group), 2/15/2016	483,860
1,000,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series B), 5.00% (Clarian Health Obligated Group), 2/15/2019	923,650
250,000		Indiana State Finance Authority, Revenue Bonds (Series A), 5.00%, 2/1/2015	281,632
2,960,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Refunding Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 6/1/2013	3,256,858
300,000		South Madison, IN Community School, Revenue Bonds, 4.50% (United States Treasury COL), 7/15/2010	314,205
50,000		Terre Haute Indiana Sanitary District, UT GO Bonds, 4.60% (AMBAC INS), 7/1/2009	50,147
		TOTAL	6,327,922
		Iowa--1.2%
1,000,000		Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	833,180
2,055,000		Iowa Finance Authority, Private College Revenue Bonds, 6.50% (Drake University)/(MBIA Insurance Corp. INS), 12/1/2011	2,216,544
140,000		Iowa State University Science & Technology, Refunding Revenue Bonds, 3.75%, 7/1/2010	145,299
		TOTAL	3,195,023
		Kansas--0.7%
1,675,000		Geary County, KS USD 475, UT GO School Building Bonds, 5.25% (MBIA Insurance Corp. INS), 9/1/2017	1,883,018
25,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL), 12/1/2016	25,606
		TOTAL	1,908,624
		Kentucky--0.0%
80,000		Kentucky Housing Corp., Revenue Bonds (Series G), 3.85%, 1/1/2014	81,342
		Louisiana--0.6%
150,000		Calcasieu Parish LA School District NO 030, UT GO Public School Improvement Bonds, 7.00% (Assured Guaranty Corp. INS), 2/15/2012	170,673
1,400,000		Louisiana State Citizens Property Insurance Corp., Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2018	1,350,300
150,000		St. Tammany Parish, LA Wide School District No. 12, UT GO Bonds, 5.00% (FGIC and MBIA Insurance Corp. INS), 3/1/2013	165,475
		TOTAL	1,686,448
		Maryland--1.7%
2,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2019	2,293,600
2,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2021	2,219,860
		TOTAL	4,513,460
		Michigan--11.7%
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,127,930
500,000		Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027	566,415
1,000,000		Detroit, MI Sewage Disposal System, Revenue Bonds (Series A), 5.50% (Berkshire Hathaway Assurance Corp. and FGIC INS), 7/1/2036	1,016,720
1,500,000		Detroit, MI Water Supply System, Revenue Bonds (Series A), 5.00% (FSA INS), 7/1/2016	1,606,395
2,000,000		Detroit, MI, Refunding UT GO Bonds (Series 2008-B), 5.00% (Assured Guaranty Corp. INS), 4/1/2018	1,878,620
1,785,000		Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,873,411
125,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2001A), 5.50% (Spectrum Health)/(United States Treasury PRF 7/15/2011@101), 1/15/2013	137,711
200,000		Michigan Higher Education Facilities Authority, Refunding Revenue Bonds, 4.70% (Hope College), 10/1/2009	200,560
590,000		Michigan Higher Education Facilities Authority, Refunding Revenue Bonds, 4.80% (Hope College), 10/1/2010	590,566
2,000,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds, 5.00%, 10/1/2020	2,173,280
350,000		Michigan State Building Authority, Revenue Bonds (Series III), 5.50% (United States Treasury COL), 10/1/2012	396,704
1,500,000		Michigan State Building Authority, Refunding Revenue Bonds (Series I), 5.00% TOBs, Mandatory Tender 10/15/2011	1,610,205
250,000		Michigan State Department of Transportation, 5.25% (FSA INS), 9/15/2020	257,735
500,000		Michigan State Department of Transportation, Grant Anticipation Revenue Bonds, 4.50%, 9/15/2015	524,225
500,000		Michigan State Department of Transportation, Grant Anticipation Revenue Bonds, 5.25%, 9/15/2018	533,380
1,505,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette General Hospital, MI), 5/15/2013	1,445,191
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,042,560
500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2018	468,440
500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 5.00% (Oakwood Obligated Group), 7/15/2015	489,425
500,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 4.35% (Crittenton Hospital Medical Center)/(Original Issue Yield: 4.40%), 3/1/2009	500,005
500,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2020	447,810
500,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2015	486,020
505,000		Michigan State Hospital Financial Authority, Revenue Bonds (Series A), 5.00% (Holland Community Hospital), 1/1/2015	505,611
820,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	802,067
650,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	580,768
2,240,000		Michigan State Strategic Fund, Refunding Revenue Bonds, 4.75% (NSF International), 8/1/2011	2,229,293
2,000,000		Michigan State Strategic Fund, Refunding Revenue PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	1,880,160
600,000		Michigan State Trunk Line, Refunding Revenue Bonds (Series A), 5.25%, 11/1/2013	678,222
430,000		Montague, MI Public School District, UT GO Bonds, 5.50% (GTD by Q-SBLF), 5/1/2012	469,908
575,000		Montague, MI Public School District, UT GO Bonds, 5.50% (United States Treasury PRF 11/1/2011@100), 5/1/2012	636,335
600,000		Wyandotte, MI Electric Authority, Revenue Bonds (Series A), 4.50% (MBIA Insurance Corp. INS), 10/1/2014	576,798
600,000		Wyandotte, MI Electric Authority, Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 10/1/2013	600,042
		TOTAL	31,332,512
		Minnesota--1.6%
1,000,000		Minnesota Municipal Power Agency, Electric Revenue Bonds (Series 2005), 5.00%, 10/1/2030	974,180
1,520,000		Minnesota State, Various Purposes UT GO (Series 2009A), 5.00%, 12/1/2021	1,697,734
1,485,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds, 3.50% (Original Issue Yield: 3.70%), 6/1/2012	1,497,415
		TOTAL	4,169,329
		Missouri--2.1%
245,000		Brentwood, MO, Tax Allocation Refunding Bonds, 4.125%, 5/1/2011	240,509
425,000		Missouri Highways & Transportation Commission, Revenue Bonds, 4.00% (Original Issue Yield: 4.07%), 5/1/2015	462,464
525,000		Missouri Highways & Transportation Commission, Revenue Bonds, 4.25%, 5/1/2016	578,734
1,030,000		Missouri Highways & Transportation Commission, Revenue Bonds, 4.25%, 5/1/2017	1,134,020
1,070,000		Missouri Highways & Transportation Commission, Revenue Bonds, 4.50%, 5/1/2017	1,197,448
1,665,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,714,684
130,000		Missouri State Environmental Improvement & Energy Resources Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	130,491
50,000		Springfield, MO Public Utility Revenue, COPs, 4.50% (United States Treasury PRF 12/1/2009@100), 12/1/2011	51,526
		TOTAL	5,509,876
		Nebraska--0.6%
1,365,000		Omaha, NE, UT GO Bonds (Series 2000A), 6.50% (Escrowed In Treasuries COL), 12/1/2013	1,653,438
		Nevada--1.7%
2,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2014	2,155,820
1,100,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,010,273
1,325,000		Clark County, NV, LT GO Bonds, 4.50% (FSA INS), 6/1/2017	1,391,542
		TOTAL	4,557,635
		New Jersey--2.5%
1,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,070,500
500,000		New Jersey Sports & Exposition Authority, Revenue Bonds (Series B), 4.00% (Original Issue Yield: 4.22%), 9/1/2019	500,900
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,155,800
1,925,000		New Jersey Turnpike Authority, Revenue Bonds (Series A), 6.00% (Escrowed In Treasuries COL), 1/1/2013	2,225,512
575,000		New Jersey Turnpike Authority, Revenue Bonds (Series A), 6.00% (MBIA Insurance Corp. INS), 1/1/2013	640,487
		TOTAL	6,593,199
		New Mexico--1.0%
975,000		Bernalillo County, NM Gross Receipts, Tax Refunding Revenue Bonds, 5.25%, 4/1/2027	1,029,746
70,000		Farmington, NM, Revenue Refunding Bonds, 4.30% (AMBAC INS)/(Original Issue Yield: 4.41%), 6/15/2014	72,706
20,000		New Mexico State University, Refunding Revenue Bonds, 4.50% (FGIC INS and MBIA Insurance Corp. INS), 4/1/2011	21,181
1,365,000		University of New Mexico, Revenue Bonds (Series A), 5.00% (FSA INS), 6/1/2021	1,464,208
		TOTAL	2,587,841
		New York--4.0%
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.00%, 6/15/2018	2,217,200
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2007 Series A), 5.00%, 8/1/2022	1,993,160
1,250,000		New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2022	1,337,888
1,000,000		New York State HFA State Personal Income Tax Revenue, Revenue Bonds (Series A), 5.00%, 9/15/2023	1,036,040
500,000		New York State Thruway Authority - (Second General) Dedicated Highway & Bridge Trust Fund, Revenue Bonds (Series A), 5.00%, 4/1/2021	531,125
2,000,000		New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2023	2,056,600
500,000		New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds (Series 2008A), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2022	523,715
1,000,000		New York, NY, UT GO Bonds (Series E), 5.00%, 8/1/2016	1,066,660
		TOTAL	10,762,388
		North Carolina--1.9%
665,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2017	774,685
100,000		Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds (Series A), 5.00% (Carolinas Medical Center)/(United States Treasury PRF 1/15/2013@100), 1/15/2016	111,729
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,049,780
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,078,850
2,000,000		North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00%, 3/1/2020	2,174,340
		TOTAL	5,189,384
		Ohio--3.5%
1,150,000		American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.00%, 2/15/2016	1,266,863
620,000		Berea, OH, Refunding LT GO Bonds, 5.125% (Original Issue Yield: 5.25%), 12/1/2013	665,589
2,000,000		Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2017	2,261,240
1,000,000		Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	1,060,180
2,415,000		Cuyahoga County, OH, LT GO Bonds, 5.25%, 12/1/2018	2,695,140
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury PRF 9/1/2011@100), 9/1/2016	1,101,600
360,000		Ohio State EDRBs (Series 3), 4.08% (Taylor Chair Realty Co. LLC), 6/1/2013	386,723
		TOTAL	9,437,335
		Oregon--1.1%
1,775,000		Oregon State Department of Transportation, Revenue Bonds (Series A), 5.25% (United States Treasury PRF 11/15/2014@100), 11/15/2016	2,058,876
1,000,000		Sunrise Water Authority, OR, Revenue Bonds, 5.25% (FSA INS), 3/1/2024	1,017,160
		TOTAL	3,076,036
		Pennsylvania--7.9%
1,555,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,601,526
1,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2017	1,046,760
1,725,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2018	1,793,845
4,445,000	[1]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 4.171% (Geisinger Health System), 2/1/2015	1,000,125
1,000,000		Lancaster, PA Higher Education Authority, Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2025	1,000,950
1,175,000		Lehigh-Northampton Airport Authority, Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 1/1/2019	1,115,287
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,268,443
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.00% (University of Pennsylvania), 9/1/2019	2,230,800
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia University), 6/1/2020	435,115
250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.60% (Widener University)/(Original Issue Yield: 3.70%), 7/15/2011	240,673
405,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.75% (Widener University)/(Original Issue Yield: 3.84%), 7/15/2012	381,295
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,055,500
2,000,000		Philadelphia, PA, Refunding UT GO Bonds (Series 2007A), 5.00% (FSA INS), 8/1/2019	2,115,720
415,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	434,650
1,190,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101), 12/1/2012	1,339,559
		TOTAL	21,060,248
		Puerto Rico--2.4%
1,000,000		Commonwealth of Puerto Rico, UT GO Bonds (Series A), 5.25%, 7/1/2022	896,920
3,000,000		Commonwealth of Puerto Rico, UT GO Refunding Bonds (Series A), 5.00% TOBs, Mandatory Tender 7/1/2012	2,873,340
1,500,000		Puerto Rico Government Development Bank (GDB), Revenue Bonds (Series C), 5.25%, 1/1/2015	1,452,270
1,000,000		Puerto Rico Public Building Authority, Revenue Bonds (Series I), 5.50% (United States Treasury PRF 7/1/2014@100), 7/1/2023	1,137,910
		TOTAL	6,360,440
		Rhode Island--0.2%
445,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance, Inc. INS), 7/1/2010	458,386
		South Carolina--0.9%
150,000		Greenville County, SC University Center, COPs, 3.375% (AMBAC INS)/(Original Issue Yield: 3.52%), 4/1/2014	155,984
2,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds (Series 2007A), 5.00% (CareAlliance Health Services)/(FSA INS), 8/15/2016	2,130,360
50,000		South Carolina Transportation Infrastructure Bank, Revenue Bonds (Series A), 5.125% (United States Treasury PRF 10/1/2011@100)/(Original Issue Yield: 5.22%), 10/1/2031	54,528
		TOTAL	2,340,872
		Tennessee--1.2%
500,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Revenue Bonds (Series 2006), 5.00%, 12/15/2021	378,855
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2011	557,000
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012	1,148,170
1,100,000		Tennessee Housing Development Agency, SFM Revenue Bonds (Series A), 4.00%, 7/1/2010	1,121,208
		TOTAL	3,205,233
		Texas--7.9%
1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,022,840
1,430,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2016	1,541,040
1,500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds, 5.75%, 5/15/2028	1,528,860
2,000,000		North Central Texas HFDC, Hospital Refunding Revenue Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,063,260
1,000,000		North Texas Tollway Authority, Refunding Revenue Bonds (Series A), 6.00%, 1/1/2023	1,045,240
335,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2006), 4.95% (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS), 3/1/2018	342,005
2,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2008), 5.00%, 2/1/2018	2,251,140
1,000,000		San Antonio, TX Water System, Refunding Revenue Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	1,090,800
2,505,000		San Antonio, TX, Tax & Revenue Certificates of Obligation (Series 2007), 5.00%, 8/1/2019	2,787,188
1,000,000		Spring, TX ISD, UT GO Refunding Bonds (Series 2008A), 5.00% (GTD by PSFG), 8/15/2016	1,147,300
75,000		Tarrant County, TX, LT GO Bonds, 4.00%, 7/15/2012	80,432
500,000		Texas Municipal Power Agency, Refunding Revenue Bonds, 4.00% (AMBAC INS), 9/1/2012	500,610
1,000,000		Texas State Public Finance Authority, Revenue Bonds (Series A), 5.00% (Kipp Inc.)/(ACA Financial Guaranty Company INS), 2/15/2028	625,710
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2025	2,041,420
2,000,000		Texas State University System, Revenue Financing System Revenue Bonds (Series 2008), 5.00%, 3/15/2018	2,255,100
1,000,000	[2]	White Settlement, TX ISD, Capital Appreciation UT GO Refunding Bonds, 4.50% (GTD by PSFG)/(Original Issue Yield: 4.50%), 8/15/2015	819,350
35,000		Williamson County Texas, LT GO Bonds, 4.00% (FSA INS), 2/15/2013	37,491
		TOTAL	21,179,786
		Utah--1.2%
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2020	1,027,850
1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20% (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020	1,153,100
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	970,010
		TOTAL	3,150,960
		Virginia--1.3%
100,000		Hampton, VA Convention Center, Revenue Bonds, 5.25% (AMBAC INS), 1/15/2015	106,959
1,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (United States Treasury PRF 6/1/2012@100)/(Original Issue Yield: 5.301%), 6/1/2019	1,054,180
2,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2019	2,271,440
		TOTAL	3,432,579
		Washington--3.7%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,381,284
1,000,000		Clark County, WA School District No. 114 Evergreen, GO UT Refunding Bonds (Series 1999), 5.25%, 6/1/2015	1,025,340
2,485,000		Grant County, WA Public Utilities District NO. 2: Electric System, Refunding Revenue Bonds (Series H), 5.00% (FSA INS), 1/1/2011	2,642,599
2,000,000		King County, WA School District No. 415 Kent, UT GO (Series A), 5.55% (Original Issue Yield: 5.582%), 12/1/2011	2,112,340
135,000		King County, WA School District No. 415 Kent, UT GO Bonds, 4.00% (FSA INS), 12/1/2013	145,404
1,000,000		Metropolitan Park District Tacoma, WA, UT GO Refunding Bonds, 5.00% (FGIC INS and MBIA Insurance Corp. INS), 12/1/2022	1,042,650
425,000		Yakima County, WA, LT GO Bonds, 5.25% (AMBAC INS), 12/1/2016	465,231
		TOTAL	9,814,848
		Wisconsin--0.5%
1,000,000		Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	1,069,120
25,000		Milwaukee County, WI, UT GO Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 10/1/2014	28,153
150,000		Randall Town, WI, UT GO Refunding Bonds, 3.625% (FSA INS), 4/1/2012	157,107
150,000		Tomahawk Wisconsin School District, UT GO Refunding Bonds, 4.00% (FSA INS), 3/1/2012	158,598
		TOTAL	1,412,978
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $268,671,724)	266,346,145
		SHORT-TERM MUNICIPAL --0.6%[3]
		Texas--0.6%
1,700,000		Harris County, TX HFDC, (Sub Series 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.750%, 3/2/2009 (AT AMORTIZED COST)	1,700,000
		TOTAL INVESTMENTS --- 100.3% (IDENTIFIED COST $270,371,724)[4]	268,046,145
		OTHER ASSETS AND LIABILITIES --- NET --- (0.3)%[5]	(845,694)
		TOTAL NET ASSETS --- 100%	$267,200,451

Securities that are subject to the federal alternative minimum tax (AMT) represent 1.5% of the portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2009, this restricted security amounted to $1,000,125, which represented 0.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A , if applicable, that have been deemed liquid by the Fund’s Board of Trustees (the “Trustees”) held at February 28, 2009, is as follows:

	Security	Acquisition Date	Acquisition Cost	Market Value
	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 4.171% (Geisinger Health System), 2/1/2015	5/1/2007-10/10/2008	$4,446,661	$1,000,125
2	Zero coupon bond.
3	Current rate and next reset date shown for Variable Rate Demand Notes.
4
At February 28, 2009, the cost of investments for federal tax purposes was $270,362,512. The net unrealized depreciation of investments for federal tax purposes was $2,316,367. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,909,224 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,225,591.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, municipal mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	268,046,145
Level 3 – Significant Unobservable Inputs	---
Total	$ 268,046,145

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Housing Development Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
USD	--Unified School District
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Intermediate Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009